Other Assets (Details) $ in Millions, $ in Millions	Mar. 05, 2024 USD ($)	Mar. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent events
Deposits related to CRA audits			$ 27.7	$ 40.9
Energy well equipment, net			5.8	5.6
Right-of-use assets, net			0.6	0.9
Debt issue costs			1.1	1.5
Furniture and fixtures, net			0.2	0.2
Other assets			$ 35.4	$ 49.1
Subsequent deposit for audit by CRA
Subsequent events
Deposits related to CRA audits	$ 18.5	$ 24.5